TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carry forward	$3,476	$2,992

Deferred tax asset before valuation allowance	3,476	2,992
Valuation allowance	(3,476)	(2,992)

Net deferred tax asset	$-	$-

Schedule of Unrecognized Tax Benefits
A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

December 31,
2020
Opening balance	-
Tax positions taken in the current year	217
Increase related to current year tax positions	3

Closing balance	$220